Equity Incentive Plan - Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified				6 Months Ended				0 Months Ended										8 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2013 Number of vested shares	Jun. 30, 2014 Dryships Inc.	Jun. 30, 2013 Dryships Inc.	Dec. 31, 2013 Dryships Inc.	Jan. 25, 2010 Equity Incentive Plan 2008	Jan. 12, 2011 Compensation Committee approval on 12 January 2011	Dec. 31, 2018 Compensation Committee approval on 12 January 2011	Dec. 31, 2017 Compensation Committee approval on 12 January 2011	Dec. 31, 2016 Compensation Committee approval on 12 January 2011	Dec. 31, 2015 Compensation Committee approval on 12 January 2011	Dec. 31, 2014 Compensation Committee approval on 12 January 2011	Jun. 30, 2014 Compensation Committee approval on 12 January 2011	Dec. 31, 2013 Compensation Committee approval on 12 January 2011	Dec. 31, 2012 Compensation Committee approval on 12 January 2011	Dec. 31, 2011 Compensation Committee approval on 12 January 2011	Aug. 20, 2013 Compensation Committee approval on 20 August 2013 Fabiana Services S.A	Aug. 20, 2015 Compensation Committee approval on 20 August 2013 Fabiana Services S.A	Aug. 20, 2014 Compensation Committee approval on 20 August 2013 Fabiana Services S.A	Jun. 30, 2014 Compensation Committee approval on 20 August 2013 Fabiana Services S.A	Aug. 20, 2013 Compensation Committee approval on 20 August 2013 Fabiana Services S.A Number of vested shares	Aug. 20, 2013 Shares Granted to Fabiana
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized							21,834,055
Shares Granted								9,000,000
Vested number of shares on grant date								1,000,000														333,334
Vested in period									1,000,000	1,000,000	1,000,000	1,000,000	1,000,000		1,000,000	1,000,000	1,000,000		333,333	333,333	333,334
Vested number of shares			15,000											4,000,000
Grant date fair value weighted average per share								$ 5.5										$ 2.01
Unrecognized compensation cost related to non-vested share arrangements granted				$ 11,022		$ 13,947
Weighted average period of recognition for unrecognised compensation cost				5 years
Allocated Share-based Compensation Expense				2,924	3,349
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Total Fair Value				$ 0	$ 0
Vesting period								8 years										2 years
Shares issued by the company for the sign on bonus																		1,000,000
Common stock par value	$ 0.01	$ 0.01																					$ 0.01